Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 12:- EQUITY

a.	Share capital:

As of December 31, 2024, the Company’s share capital was composed of 8,104,180 Ordinary Shares issued and 7,983,465 Ordinary Shares outstanding.

b.	IPO:

On February 4, 2022, in connection with the closing of the IPO, the Company issued and sold (i) 3,690,477 units (“Units”), each consisting of one Ordinary Share and one Warrant to purchase one Ordinary Share, and (ii) 10,000 pre-funded units (“Pre-Funded Units”), each consisting of one pre-funded warrant to purchase one Ordinary Share (“Pre-Funded Warrants”) and one Warrant. The Units were sold at an IPO price of $4.20 per Unit and the Pre-Funded Units were sold at an IPO price of $4.199 per Pre-Funded Unit.

The Warrants have an exercise price of $5.25 per Ordinary Share and may be exercised until February 4, 2027, and the Pre-Funded Warrants have an exercise price of $0.001 per Ordinary Share. In addition, the Company also issued and sold 65,247 Ordinary Shares at a price of $4.199, 478,324 Pre-Funded Warrants at a price of $4.198 per Pre-Funded Warrant and 543,571 Warrants at a price of $0.001 per Warrant pursuant to the partial exercise of the over-allotment option and issued 488,324 Ordinary Shares pursuant to the exercise of Pre-Funded Warrants at an exercise price of $0.001 per Ordinary Share.

The Company also issued warrants to purchase up to 185,023 Ordinary Shares to the representative of the underwriters in the IPO (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to $5.25, were exercisable beginning on August 3, 2022, and will expire on February 4, 2027.

In connection with the IPO, the Company received gross proceeds of $17,824,992 before deducting underwriting discounts and commissions and before offering expenses ($15,101,509 net proceeds after deducting $1,336,875 of underwriting discounts and commissions and $1,386,608 of other offering costs). The Ordinary Shares and warrants were approved for listing on the Nasdaq and commenced trading under the symbol “MTEK” and “MTEKW,” respectively, on February 2, 2022.

Certain actions were completed in connection with the closing of the IPO, including:

1.	The 489,812 preferred shares issued and outstanding as of immediately prior to the IPO were automatically converted into 489,812 Ordinary Shares at the closing.

2.	The Company issued to two of its advisors (the “Advisors”) warrants to purchase up to 180,409 Ordinary Shares, exercisable until April 21, 2026, at an exercise price of $0.0004 per Ordinary Share (“Warrants A”). The fair value of Warrants A of $191,089 was recorded as an issuance cost. In August 2022, the Advisors exercised 180,409 Warrants A on a cashless basis and the Company issued to the Advisors 180,356 Ordinary Shares. In connection with the agreement between the parties, the Company recognized during 2021 a provision of $75,000 which was classified into shareholders’ equity upon the closing of the IPO.

3.	The Company also issued to the Advisors warrants to purchase up to 400,472 Ordinary Shares, exercisable until February 4, 2027, at an exercise price of $4.20 per Ordinary Share (“Warrants B”). The fair value of Warrants B of $504,595 was recorded as an issuance cost. As part of the Repricing, as defined in Note 14, 200,236 Warrants B were included in the Repricing. For further information, see Note 14. During 2024, the Advisors exercised 300,236 Warrants B on a cashless basis and the Company issued to the Advisors 104,964 Ordinary Shares.

4.	The Company issued to its legal advisor for the IPO warrants to purchase up to 145,506 Ordinary Shares, exercisable until February 4, 2027, at an exercise price of $4.20 per Ordinary share. The fair value of the warrants of $183,338 was recorded as an issuance cost.
c.	On January 15, 2024, the Company issued to two of its advisors warrants to purchase up to 20,000 Ordinary Shares, exercisable until January 14, 2029, at an exercise price of $1.06 per Ordinary Share. The fair value of the warrants of $11,000 was calculated based on the Black-Scholes model.

d.	Treasury shares:

On June 1, 2022, the Company announced that its board of directors has authorized a share repurchase plan (the “Repurchase Plan”) allowing the Company to invest up to $1,000,000 to repurchase its Ordinary Shares.

The Repurchase Plan authorized the Company’s management to repurchase Ordinary Shares, from time to time, in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors. Such repurchases will be made in accordance with applicable U.S. securities laws and regulations, under the U.S. Securities Exchange Act of 1934, as amended, and applicable Israeli law, and was subject to the approval of the Israeli court which was received on September 30, 2022.

On March 31, 2023, the Company repurchased 120,715 Ordinary Shares in the aggregate amount of $119,536, representing approximately 1.5% of the issued and outstanding Ordinary Shares, at an average price of $0.987 per Ordinary Share and completed the Repurchase Plan.